Deferred Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2014	2013
Deferred tax assets:
Net operating loss carryforward	$1,674,000	$1,583,000
Stock based compensation	-	-
Total deferred tax assets	1,674,000	1,583,000
Less valuation allowance	(1,674,000	(1,583,000
Net deferred tax asset	$-	$-